Shareholder Fees - ThematicIndexETFs-ComboPRO	Oct. 29, 2022 USD ($)
ThematicIndexETFs-ComboPRO | Fidelity Clean Energy ETF
Shareholder Fees:
(fees paid directly from your investment)	none